Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Credit Derivatives [Line Items]
Credit protection sold	SFr 230.3	SFr 160.3
Credit protection purchased	213.7	148.5
Other protection purchased	50.8	33.9
Other instruments	12.0	9.3
Total credit derivatives	506.8	352.0
Bank
Credit Derivatives [Line Items]
Credit protection sold	230.3	160.3
Credit protection purchased	213.7	148.5
Other protection purchased	50.8	33.9
Other instruments	12.0	9.3
Total credit derivatives	SFr 506.8	SFr 352.0